RAIT Financial Trust

Cira Centre

2929 Arch Street, 17th Floor

Philadelphia, PA 19104

August 26, 2011

VIA EDGAR AND OVERNIGHT COURIER

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-0405

Attn: Tom Kluck, Legal Branch Chief

Re: RAIT Financial Trust

Registration Statement on Form S-3

Filed July 29, 2011

File No. 333-175901

Dear Mr. Kluck:

This letter responds to your comment letter dated August 10, 2011 concerning the above-referenced filing. For your convenience, I first restate your comment in italics and then provide RAIT Financial Trust’s (“RAIT”) response.

General

1.	From page 4, it appears that you did not specifically incorporate by reference filings made after your initial filing and prior to the effective date of your registration statement. Please refer to Compliance and Disclosure Interpretations, Securities Act Forms, Question 123.05. We note that you have made several Exchange Act filings since July 29, 2011. Therefore, please amend to specifically incorporate by reference any applicable Exchange Act filings.

Response: In response to the Staff’s comment, RAIT has revised the section of the above-referenced filing captioned “Incorporation of Certain Information by Reference” on page 4 to specifically incorporate by reference RAIT’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2011, which is the only applicable Exchange Act filing that has been made since the initial filing of the above-referenced filing.

If you have any questions or comments regarding the foregoing, or have additional questions or comments, please contact the undersigned at (215) 243-9032.

Very truly yours,

/s/ Jack E. Salmon
Jack E. Salmon Chief Financial Officer & Treasurer

cc:

J. Baur Whittlesey, Esq., Ledgewood, P.C.

Sandra B. Hunter, Esq., SEC Attorney-Advisor

Duc Dang, Esq., SEC Attorney-Advisor